Common Stock, Common Stock Repurchase Program (Details) - shares	3 Months Ended	12 Months Ended
	Apr. 12, 2016	Dec. 31, 2015	Dec. 31, 2014
Predecessor [Member] | Cleco Holdings [Member]
Equity, Class of Treasury Stock [Line Items]
Common stock repurchased (in shares)	0	0	250,000